Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies
Litigation
We are subject to certain legal actions which we consider routine to our business activities. As of June 30, 2025, our management believed the ultimate outcomes of other routine legal matters are not likely to have a material adverse effect on our financial position, liquidity or results of operations.

Electric Aircraft Forward Purchase Commitments
In February 2021, we entered into a forward purchase contract with Archer for a number of eVTOL aircraft. The aggregate base commitment for the eVTOL aircraft is $200.0 million, with an option to purchase additional aircraft. Our obligation to purchase the eVTOL aircraft is subject to the Company and Archer first agreeing in the future to a number of terms and conditions, which may or may not be met. During the three months ended June 30, 2025, the Company agreed to use reasonable best efforts to sell, assign, or transfer all rights and obligations associated with its Archer warrants and aircraft purchase agreement obligations to one or more third parties. If the Company is unable to transfer such rights and obligations by an agreed upon date, the Company and United will use commercially reasonable efforts to either terminate the remaining rights and obligations or have United assume them. Due to the transfer to United, the Company wrote off its liability associated with Archer obligations during the three months ended June 30, 2025.
In July 2021, we entered into a forward purchase contract with Heart for a number of fully electric aircraft. The maximum aggregate base commitment for the aircraft is $1,200.0 million, with an option to purchase additional aircraft. Our obligation to purchase the aircraft is subject to the Company and Heart first agreeing in the future to a number of terms and conditions, which may or may not be met.
Other Commitments
We have certain contracts for goods and services that require us to pay a penalty, acquire inventory specific to us or purchase contract-specific equipment, as defined by each respective contract, if we terminate the contract without cause prior to its expiration date. Because these obligations are contingent on our termination of the contract without cause prior to its expiration date, no obligation would exist unless such a termination occurs.

16.	Commitments and Contingencies
Litigation
We are involved in various legal proceedings (including, but not limited to, insured claims) and FAA civil action proceedings which we consider routine to our business activities on an ongoing basis. If we believe that a loss arising from such matters is probable and can be reasonably estimated, we accrue the estimated liability in our consolidated financial statements. If only a range of estimated losses can be determined, we accrue an amount within the range that, in our judgment, reflects the most likely outcome; if none of the estimates within that range is a better estimate than any other amount, we accrue the low end of the range. For those proceedings in which an unfavorable outcome is reasonably possible but not probable, we have disclosed an estimate of the reasonably possible loss or range of losses or we have concluded that an estimate of the reasonably possible loss or range of losses arising directly from the proceeding (i.e., monetary damages or amounts paid in judgment or settlement) is not material. If we cannot estimate the probable or reasonably possible loss or range of losses arising from a proceeding, we have disclosed that fact. In assessing the materiality of a proceeding, we evaluate, among other factors, the amount of monetary damages claimed, as well as the potential impact of non-monetary remedies sought by plaintiffs (e.g., injunctive relief) that may require us to change our business practices in a manner that could have a material adverse impact on our business.
As of September 30, 2024, we believed that the ultimate outcomes of routine legal matters are not likely to have a material adverse effect on our financial position, liquidity, or results of operations.
Electric Aircraft Forward Purchase Commitments
As described in Note 7, in February 2021, the Company entered into a forward purchase contract with Archer for a number of electrically-powered vertical takeoff and landing aircraft (“eVTOL aircraft”). The aggregate base commitment for the eVTOL aircraft is $200.0 million, with an option to purchase additional aircraft. The Company’s obligation to purchase the eVTOL aircraft is subject to the Company and Archer first agreeing in the future to a number of terms and conditions, which may or may not be met.
As described in Note 7, in July 2021, the Company entered into a forward purchase contract with Heart for a number of fully electric aircraft. The maximum aggregate base commitment for the aircraft is $1,200.0 million, with an option to purchase additional aircraft. The Company’s obligation to purchase the aircraft is subject to the Company and Heart first agreeing in the future to a number of terms and conditions, which may or may not be met.

Other Commitments
We have certain contracts for goods and services that require us to pay a penalty, acquire inventory specific to us or purchase contract-specific equipment, as defined by each respective contract, if we terminate the contract without cause prior to its expiration date. Because these obligations are contingent on our termination of the contract without cause prior to its expiration date, no obligation would exist unless such a termination occurs.